Investment in Aqualung - Narrative (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure of financial assets [line items]
Fair value investment	$ 5,400
Fair value gain reflected in net loss	2,742
Aqualung Carbon Capture AS
Disclosure of financial assets [line items]
Fair value gain reflected in net loss	$ 2,700